Employee benefits - Movement in Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in net assets available for benefits [abstract]
Plan assets, beginning balance	€ (187.8)	€ (165.1)
Interest income	(3.6)	(4.0)
Actuarial gains arising from the return on plan assets, excluding interest income	(1.9)	(0.6)
Benefits paid	(4.9)	(5.4)
Plan assets, ending balance	(185.4)	(187.8)
Defined benefit retirement plans
Reconciliation of changes in net assets available for benefits [abstract]
Plan assets, beginning balance	(182.9)	(159.4)
Interest income	(3.5)	(3.9)
Benefits paid	(4.9)	(5.1)
Plan assets, ending balance	(180.5)	(182.9)
Plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Plan assets, beginning balance	79.8
Plan assets, ending balance	81.3	79.8
Plan assets | Defined benefit retirement plans
Reconciliation of changes in net assets available for benefits [abstract]
Plan assets, beginning balance	79.8	78.9
Interest income	1.4	1.9
Actuarial gains arising from the return on plan assets, excluding interest income	1.9	0.6
Contributions by employer	0.5	0.5
Contributions by members	0.3	0.5
Benefits paid	(2.6)	(2.6)
Plan assets, ending balance	€ 81.3	€ 79.8